Organization and business overview (Details Narrative) $ / shares in Units, $ in Millions	May 08, 2025 $ / shares shares	Apr. 11, 2025 SGD ($) $ / shares shares	May 14, 2026 $ / shares	Apr. 21, 2026 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Jan. 31, 2024
Common Class A [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period shares new issues | shares	56,250	375,000
Share price	$ 32.00	$ 32.00
Proceeds from issuance initial public offering | $		$ 12.0
Common stock, par value					$ 0.008	$ 0.008
Common Class A [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, par value			$ 0.001	$ 0.001
Common Class B [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, par value					$ 0.008	$ 0.008
Common Class B [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, par value			$ 0.008	$ 0.008
Cuprina Pte. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest							100.00%
Cuprina Holdings (BVI) Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest							100.00%
Cuprina Holdings (Cayman) Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest							100.00%
Cuprina Holding Pte. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest							78.25%